Equity Capital Structure	6 Months Ended
Jun. 30, 2026
Equity Capital Structure [Abstract]
Equity Capital Structure
10.	Equity Capital Structure:

Under Toro’s initial Articles of Incorporation dated July 29, 2022, Toro’s authorized capital stock consisted of 1,000 shares par value $0.001 per share. On March 2, 2023, the Company’s articles of incorporation were amended and restated and Toro’s authorized capital stock was increased to 3,900,000,000 common shares, par value $0.001 per share and 100,000,000 preferred shares, par value $0.001 per share. For a further description of the terms and rights of the Company’s capital stock and details of its equity transactions prior to January 1, 2026, please refer to Note 9 to the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report.

On December 5, 2025, the Company declared a special dividend of $1.75 per common share, consisting of either cash or common shares. The dividend was paid on January 16, 2026 to shareholders of record as of December 16, 2025. Based on shareholder elections, the dividend was paid in the form of $9.3 million in cash and 7,378,575 shares of the Company’s common stock. The number of common shares included for the common share dividend election was calculated based on the 20-day volume weighted average of the trading prices of the Company’s common shares on Nasdaq through December 4, 2025, or $3.8386 per share.

On April 22, 2026, the Company declared a special dividend of $0.90 per common share, consisting of either cash or common shares. The dividend was paid on June 5, 2026, to shareholders of record as of May 4, 2026. Based on shareholder elections, the dividend was paid in the form of $3.8 million in cash and 5,707,246 shares of the Company’s common stock. The number of common shares issued for the common share dividend election was calculated based on the 20-day volume-weighted average trading price of the Company’s common shares on Nasdaq through April 21, 2026, or $3.8821 per share.

As of June 30, 2026, Toro had 34,559,330 common shares issued and outstanding including 2,980,000 restricted common shares issued pursuant to the Equity Incentive Plan (as defined and discussed in Note 14).